Offerings - Offering: 1	Sep. 15, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares of par value US$0.04 per share, issuable under the Amended and Restated 2025 Equity Incentive Plan
Amount Registered | shares	4,679,322
Proposed Maximum Offering Price per Unit	3.56
Maximum Aggregate Offering Price	$ 16,658,386.32
Fee Rate	0.01531%
Amount of Registration Fee	$ 2,550.40
Offering Note	The Class A ordinary shares of par value US$0.04 per share (“Class A Ordinary Shares”) of Registrant.

Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any additional shares that become issuable under the Amended and Restated 2025 Equity Incentive Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction.

Estimated in accordance with Rules 457(c) and 457(h)(1) promulgated under the Securities Act solely for the purpose of calculating the registration fee, and is based upon the price of US$3.56 per ADS, which was the average of the high and low prices of the Registrant’s ADSs as quoted on the New York Stock Exchange on September 18, 2025.

These Class A Ordinary Shares are reserved for future award grants under the Amended and Restated 2025 Equity Incentive Plan.